The assets and liabilities of this discontinued operation that are classified as held for sale are as follows: (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Trade accounts receivable		$ 2,235,000
Inventories		3,009,000
Other current assets		93,000
Total current assets		5,337,000
Property, plant, and equipment		883,000
Total noncurrent assets		883,000
Total assets held for sale		6,220,000
Accounts payable		1,111,000
Other accrued liabilities		82,000
Total liabilities held for sale		$ 1,193,000